UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS
(Exact name of registrant as specified in charter)

     9 Executive Park Drive, Suite B, Clifton Park, NY 12065
(Address of principal executive offices)                (Zip code)

John B. Walthausen
Walthausen Funds
9 Executive Park Drive, Suite B, Clifton Park, NY 12065
(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: July 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

WALTHAUSEN SMALL CAP VALUE FUND
TICKER WSCVX
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
July 31, 2011

Walthausen Small Cap Value Fund
Annual Report
July 31, 2011

Dear Fellow Shareholders,

The first six months of our fiscal year 2012 were quite eventful. We started the fiscal year with three months of nice market gains as it appeared that raw material inflation was the largest barrier to a more robust U.S. recovery. It seemed that the increased demand for petroleum, minerals, and other commodities coming from China and India and the associated rise in prices, could potentially stall the recovery. As consumers witnessed their purchasing power erode under higher gasoline, food and apparel costs, and were repeatedly reminded of the dismal employment environment, they turned decidedly more cautious. Then in early May, the price of crude oil began to weaken and the stock market followed suit, leading to three straight months of declines for both the Fund and its Russell 2000 Value index benchmark.

By August, we seemed to be seeing the aftershocks of the financial meltdown of 2008. Corporations have largely righted themselves and individuals have clearly become more conservative. And while there are an excessively high number of families which are suffering from underemployment and the load of underwater mortgages, there are clearly many families with strong balance sheets. Nonetheless, these households with the ability to spend are reluctant to do so. Banks in general have also improved their financial positions, but like consumers, have turned very cautious about lending. We think this is in part caused by the trauma of the recent financial meltdown, in part due to the increasingly stringent requirements for stronger capital bases and better liquidity, and by contingent liabilities for mortgages written in past years. The net result is an economy which is suffering from a lack of demand. Under normal circumstances, increased government spending and/or reduced taxes would serve to stimulate demand, but this strategy has already been implemented across most of the developed economies. Now that governments are increasingly concerned about debt levels and deficit spending, there is a real possibility that the new austerity measures will remove enough aggregate demand to push the economy back into recession.

We were disappointed with the Fund's performance during the first half; though the portfolio performed very close to the benchmark in the first quarter during the rising market, it lagged by 38 basis points during the second quarter decline. Looking at some sectors and individual companies, we were helped most by the Financials sector where we were fortunate to be underweighted in a poor performing group while at the same time holding several well performing stocks. In particular, we were helped by Ocwen Financial, a subprime mortgage servicing company, and RLI Corp., a well run insurance company. The portfolio also benefitted from its exposure to the Industrials sector. In this particular case, the result was driven by individual stock selection rather than sector weighting, with some performance gains from stock selection and losses from allocation. The most difficult group was the Consumer Discretionary sector where we were

2011 Semi-Annual Report 1

right to modestly overweight this stronger sector , but missed with our individual selections. One example was Pep Boys-Manny Moe & Jack, which slipped on a poor quarter. We should have anticipated a weak result since car repair revenues tie in closely with consumer confidence. However, we are maintaining our position in the stock because we think a fundamental turnaround is underway.

As we look to the remainder of the year, there is little doubt that there are reasons to be concerned about overall economic performance. Having said that, we believe that if the economy does relapse into recession it is likely to be shallow, given the improvement that we have seen in both corporate and individual balance sheets. Consequently, the portfolio remains positioned for a moderately expanding economy, with most of our current positions enjoying good to very good levels of profitability and ample cash flows to hopefully withstand any weakness in their end markets.

Thank you for your continued support.

Sincerely,

John Walthausen

2011 Semi-Annual Report 2

WALTHAUSEN SMALL CAP VALUE FUND

                              WALTHAUSEN SMALL CAP VALUE FUND
                                                by Sectors (Unaudited)
                                        (as a percentage of Net Assets)

                 * Net Cash represents cash equivalents and other assets less liabilities.

PERFORMANCE INFORMATION (Unaudited)

7/31/11 NAV $16.19

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIOD ENDED JULY 31, 2011

			Since
	1 Year(A)	3 Years(A)	Inception(A)
Walthausen Small Cap Value Fund	22.56%	16.16%	14.78%
Russell 2000® Value Index(B)	18.55%	4.15%	3.21%

(A)1 Year, 3 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Small Cap Value Fund was February 1, 2008.

(B)The Russell 2000® Value Index (whose composition is different from that of the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428.

2011 Semi-Annual Report 3

Disclosure of Expenses (Unaudited)

     Shareholders of this Fund incur ongoing costs, including investment advisor fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2011
	February 1, 2011	July 31, 2011	to July 31, 2011

Actual	$1,000.00	$1,000.00	$6.50

Hypothetical	$1,000.00	$1,018.30	$6.56
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.31%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the SEC’s website at http://www.sec.gov.

2011 Semi-Annual Report 4

Walthausen Small Cap Value Fund
		Schedule of Investments
		July 31, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Air-Condition & Warm Air Heating Equipment & Commercial &
Industrial Refrigeration Equipment
155,923	AAON Inc.	$ 3,536,334	1.08%
Broadwoven Fabric Mills, Man Made Fiber & Silk
180,200	Xerium Technologies Inc. *	2,944,468	0.90%
Canned, Frozen & Preserved Fruit and Vegetables
139,968	Overhill Farms Inc. *	720,835	0.22%
Chemicals & Allied Products
224,690	Solutia Inc. *	4,817,354	1.47%
Computer Communications Equipment
282,576	Electronics for Imaging, Inc. *	4,863,133	1.48%
Computer Storage Devices
239,300	IEC Electronics Corp. *	1,512,376	0.46%
Crude Petroleum & Natural Gas
104,620	Brigham Exploration Co. *	3,326,916
69,300	Georesources, Inc. *	1,768,536
158,550	Gulfport Energy Corp. *	5,780,733
219,730	Northern Oil and Gas, Inc. *	4,864,822
85,130	Whiting Petroleum Corp. *	4,988,618
		20,729,625	6.33%
Cutlery, Handtools & General Hardware
243,597	Lifetime Brands, Inc. *	2,679,567	0.82%
Electric Lighting & Wiring Equipment
67,850	Thomas & Betts Corp. *	3,309,723	1.01%
Electronic Components, NEC
693,060	Power-One, Inc. *	4,996,963	1.52%
Electronic Components & Accessories
162,970	CTS Corp.	1,601,995
756,355	Vishay Intertechnology Inc. *	10,415,008
		12,017,003	3.67%
Electronic Housewares & Fans
176,400	Helen of Troy, Ltd. *	5,688,900	1.74%
Fabricated Plate Work (Boiler Shops)
198,980	Global Power Equipment Group Inc. *	5,167,511	1.58%
Fabricated Rubber Products, NEC
671,600	OMNOVA Solutions Inc. *	4,540,016
65,200	West Pharmaceutical Services, Inc.	2,860,324
		7,400,340	2.26%
Fire, Marine & Casualty Insurance
20,479	Baldwin & Lyons Inc. Class B	496,206
118,660	Platinum Underwriters Holdings Ltd. (Bermuda)	4,075,971
79,400	RLI Corp.	5,014,110
		9,586,287	2.93%
Food & Kindred Products
250,470	Flowers Foods Inc.	5,490,302	1.68%
Glass Products, Made of Purchased Glass
191,691	Apogee Enterprises, Inc.	2,194,862	0.67%
Greeting Cards
96,810	CSS Industries Inc.	1,920,710	0.59%
Industrial Trucks, Tractors, Trailers & Stackers
55,515	Nacco Industries Inc.	5,045,203	1.54%
Life Insurance
28,200	National Western Life Insurance Company Class A	4,831,506
311,930	Primerica, Inc.	6,743,927
		11,575,433	3.53%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 5

Walthausen Small Cap Value Fund
		Schedule of Investments
		July 31, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Miscellaneous Furniture & Fixtures
223,760	Knoll Inc.	$ 4,083,620	1.25%
Mortgage Bankers & Loan Correspondents
938,580	Ocwen Financial Corp. *	12,098,296	3.69%
Motor Vehicle Parts & Accessories
186,200	Drew Industries Inc. *	3,966,060	1.21%
National Commercial Banks
242,600	Community Bank System Inc.	6,103,816
69,020	Park National Corp.	4,254,393
148,100	Sterling Bancorp	1,399,545
75,980	Suffolk Bancorp	920,877
		12,678,631	3.87%
Operative Builders
383,226	M/I Homes, Inc. *	4,330,454	1.32%
Paper Mills
201,860	KapStone Paper and Packaging Co. *	3,146,997	0.96%
Photographic Equipment & Supplies
200,000	Ballantyne Strong, Inc. *	764,000	0.23%
Plastic Materials, Synth Resin
312,240	Hexcel Corp. *	7,475,026
354,345	Landec Corp. *	2,189,852
331,400	Polyone Corp. *	5,136,700
		14,801,578	4.52%
Printed Circuit Boards
496,590	DDi Corp.	4,086,936	1.25%
Pulp Mills
382,400	Mercer International Inc. (Canada) *	3,533,376	1.08%
Refrigeration & Service Industries
183,100	Standex International Corp.	5,893,989	1.80%
Retail - Auto & Home Supply Stores
879,505	Pep Boys - Manny, Moe & Jack	9,454,679	2.89%
Retail - Home Furniture, Furnishings & Equipment Stores
273,680	Pier 1 Imports, Inc. *	3,007,743	0.92%
Retail - Miscellaneous Shopping
149,660	Cabela's Inc. Class A *	4,094,698	1.25%
Retail - Retail Stores, NEC
280,160	Sally Beauty Holdings Inc. *	4,818,752	1.47%
Retail - Women's Clothing Stores
243,406	Destination Maternity Corporation	3,996,727	1.22%
Rolling Drawing & Extruding of Nonferrous Metals
171,485	RTI International Metals Inc. *	5,499,524	1.68%
Semiconductors & Related Devices
310,060	GT Solar International, Inc. *	4,229,218
70,976	Rubicon Technology, Inc. *	1,044,767
		5,273,985	1.61%
Service Industries for the Printing Trade
132,318	Schawk, Inc.	2,089,301	0.64%
Services - Business Services, NEC
245,940	Lender Processing Services, Inc.	4,631,050	1.41%
Services - Computer Integrated Systems Design
146,350	SYNNEX Corporation *	4,144,632	1.26%
Services - Consumer Credit Reports
122,600	Altisource Portfolio Solutions S.A. (Luxembourg) *	4,148,784	1.27%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 6

Walthausen Small Cap Value Fund
		Schedule of Investments
		July 31, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Services - Educational Services
166,330	Nobel Learning Communities Inc. *	$ 1,946,061
282,370	Universal Technical Institute Inc. *	4,885,001
		6,831,062	2.08%
Services - Equipment Rental & Leasing, NEC
186,361	CAI International Inc. *	3,270,636
163,400	McGrath Rentcorp	4,253,302
145,500	Rent-A-Center Inc.	3,935,775
		11,459,713	3.50%
Services - Hospitals
86,800	Magellan Health Services Inc. *	4,522,280	1.38%
Services - Mailing, Reproduction, Commercial Art & Photography
462,300	American Reprographics Co. *	3,157,509	0.96%
Services - Membership Organizations
269,280	Interval Leisure Group, Inc. *	3,460,248	1.06%
Short-Term Business Credit Institutions
293,115	Asta Funding Inc.	2,300,953	0.70%
Special Industry Machinery, NEC
87,200	Veeco Instruments Inc. *	3,469,688	1.06%
Special Industry Machinery (No Metalworking Machinery)
262,670	John Bean Technologies Corporation	4,638,752	1.42%
State Commercial Banks
202,100	Bryn Mawr Bank Corp.	4,066,252
307,300	Columbia Banking System Inc.	5,411,553
505,260	CVB Financial Corp.	4,895,969
88,650	First Bancorp	873,203
151,550	First Financial Bankshares, Inc.	4,884,456
161,700	Hancock Holding Co.	5,328,015
		25,459,448	7.75%
Surgical & Medical Instruments & Apparatus
136,845	Hill-Rom Holdings, Inc.	5,102,950	1.55%
Textile Mill Products
261,560	Lydall Inc. *	3,159,645	0.96%
Truck & Bus Bodies
95,825	Miller Industries Inc.	1,569,613	0.48%
Wholesale - Durable Goods
281,701	School Specialty Inc. *	3,386,046	1.03%
Total for Common Stock (Cost $287,031,433)		$ 315,258,648	96.21%
MONEY MARKET FUNDS
12,305,773	Fidelity Institutional Treasury Money Market Fund -
	Class I 0.01% **	12,305,773	3.75%
	(Cost $12,305,773)
Total Investment Securities		327,564,421	99.96%
	(Cost $299,337,206)
Other Assets In Excess of Liabilities		115,817	0.04%
Net Assets		$ 327,680,238	100.00%

* Non-Income Producing Securities. ** Variable rate security; the yield rate shown represents the rate at July 31, 2011. The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 7

Walthausen Small Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2011

Assets:
Investment Securities at Fair Value	$ 327,564,421
(Cost $299,337,206)
Cash	4,118,133
Dividends Receivable	23,036
Interest Receivable	101
Receivable for Securities Sold	3,152,858
Receivable for Shareholder Subscriptions	2,339,801
Total Assets	337,198,350
Liabilities:
Payable to Advisor for Service Fees (Note 4)	87,562
Payable to Advisor for Management Fees (Note 4)	282,302
Payable for Securities Purchased	8,899,754
Payable for Shareholder Redemptions	248,494
Total Liabilities	9,518,112
Net Assets	$ 327,680,238

Net Assets Consist of:
Paid In Capital (Note 5)	$ 286,621,510
Accumulated Net Investment Income/(Loss)	(579,688)
Accumulated Undistributed Realized Gain on Investments - Net	13,411,201
Unrealized Appreciation in Value of Investments
Based on Identified Cost - Net	28,227,215
Net Assets, for 20,236,103 Shares Outstanding	$ 327,680,238
(Unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($327,680,238/20,236,103 shares)	$ 16.19
Redemption Price Per Share ($16.19 * 0.98) (Note 2)	$ 15.87

Statement of Operations (Unaudited)
For the six month period ended July 31, 2011

Investment Income:
Dividends	$ 1,395,227
Interest	1,706
Total Investment Income	1,396,933
Expenses:
Management Fees (Note 4)	1,501,954
Service Fees (Note 4)	474,667
Total Expenses	1,976,621

Net Investment Loss	(579,688)

Realized and Unrealized Gain/(Loss) on Investments:
Realized Gain on Investments	9,308,573
Net Change in Unrealized Appreciation on Investments	(11,738,556)
Net Realized and Unrealized Gain/(Loss) on Investments	(2,429,983)

Net Decrease in Net Assets from Operations	$ (3,009,671)

The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 8

Walthausen Small Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	2/1/2011	2/1/2010
	to	to
	7/31/2011	1/31/2011
From Operations:
Net Investment Loss	$ (579,688)	$ (196,737)
Net Realized Gain on Investments	9,308,573	4,715,628
Change in Net Unrealized Appreciation	(11,738,556)	36,652,928
Increase (Decrease) in Net Assets from Operations	(3,009,671)	41,171,819
From Distributions to Shareholders:
Net Investment Income	-	-
Net Realized Gain from Security Transactions	-	-
Change in Net Assets from Distributions	-	-
From Capital Share Transactions:
Proceeds From Sale of Shares	108,636,240	219,273,791
Proceeds From Redemption Fees (Note 2)	62,604	85,043
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(29,829,868)	(40,016,953)
Net Increase from Shareholder Activity	78,868,976	179,341,881

Net Increase in Net Assets	75,859,305	220,513,700

Net Assets at Beginning of Period	251,820,933	31,307,233
Net Assets at End of Period (Including Accumulated Undistributed
Net Investment Income/(Loss) of ($579,688) and $0)	$ 327,680,238	$ 251,820,933

Share Transactions:
Issued	6,457,530	15,787,758
Reinvested	-	-
Redeemed	(1,778,363)	(3,009,917)
Net Increase in Shares	4,679,167	12,777,841
Shares Outstanding Beginning of Period	15,556,936	2,779,095
Shares Outstanding End of Period	20,236,103	15,556,936

Financial Highlights
Selected data for a share outstanding	(Unaudited)
throughout the period:	2/1/2011		2/1/2010	2/1/2009		2/1/2008 *
	to		to	to		to
	7/31/2011		1/31/2011	1/31/2010		1/31/2009
Net Asset Value -
Beginning of Period	$ 16.19		$ 11.27	$ 7.05		$ 10.00
Net Investment Loss (a)	(0.03)		(0.02)	(0.02)		(0.02)
Net Gain (Loss) on Securities
(Realized and Unrealized) (b)	0.03		4.93	4.24		(2.93)
Total from Investment Operations	0.00		4.91	4.22		(2.95)

Distributions (From Net Investment Income)	-		-	-		-
Distributions (From Realized Capital Gains)	-		-	-		-
Total Distributions	-		-	-		-
Proceeds from Redemption Fees (Note 2)	-	+	0.01	-	+	- +

Net Asset Value -
End of Period	$ 16.19		$ 16.19	$ 11.27		$ 7.05
Total Return (c)	0.00%	***	43.66%	59.86%		(29.50)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 327,680		$ 251,821	$ 31,307		$ 8,365

Ratio of Expenses to Average Net Assets	1.31%	**	1.38%	1.45%		1.54%
Ratio of Net Investment Loss to Average Net Assets	-0.39%	**	-0.14%	-0.20%		-0.27%
Portfolio Turnover Rate	23.39%	***	52.72%	69.87%		133.28%

* Commencement of Operations. ** Annualized. *** Not Annualized.
+ Amount calculated is less than $0.005.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.

The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 9

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SMALL CAP VALUE FUND
July 31, 2011
(UNAUDITED)

1.) ORGANIZATION:
Walthausen Small Cap Value Fund (the "Fund") was organized as a diversified series of the Walthausen Funds (the "Trust") on January 14, 2008. The Trust is an open-end investment company under the Investment Company Act of 1940, as amended. The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on February 1, 2008. As of July 31, 2011, there were two series authorized by the Trust. The Fund's investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2008-2010), or expected to be taken in the Fund’s 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the six month period ended July 31, 2011, proceeds from redemption fees amounted to $62,604.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, result of operations, or net asset value per share of the Fund.

2011 Semi-Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3.) SECURITIES VALUATIONS:
As described in Note 2, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted

2011 Semi-Annual Report 11

Notes to the Financial Statements (Unaudited) - continued

by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$315,258,648	$0	$0	$315,258,648
Money Market Funds	12,305,773	0	0	12,305,773
Total	$327,564,421	$0	$0	$327,564,421

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the six month period ended July 31, 2011. There were no transfers into or out of level 1 and level 2 during the six month period ended July 31, 2011. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS:
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor received an investment management fee equal to 1.00% of the average daily net assets of the Fund.

Under the terms of the Services Agreement between the Trust and the Advisor (the "Services Agreement"), the Advisor renders administrative and supervisory services to the Fund, provides the services of a chief compliance officer and assumes and pays all ordinary expenses of the Fund, excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary or non-recurring expenses. For its services, the Advisor received a service fee equal to 0.45% of the Fund’s average daily net assets up to $100 million and 0.25% of the Fund's average daily net assets in excess of $100 million.

For the six month period ended July 31, 2011, the Advisor earned management fees totaling $1,501,954, of which $282,302 was due to the Advisor at July 31, 2011. For the same period,

2011 Semi-Annual Report 12

Notes to the Financial Statements (Unaudited) - continued

the Advisor earned service fees of $474,667, of which $87,562 was due to the Advisor at July 31, 2011.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid Trustees’ fees of $500 plus travel and related expenses for the six month period ended July 31, 2011. Under the Management Agreement, the Advisor pays these fees.

5.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest. Paid in capital at July 31, 2011 was $286,621,510 representing 20,236,103 shares outstanding.

6.) PURCHASES AND SALES OF SECURITIES:
For the six month period ended July 31, 2011, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $142,379,973 and $69,038,713, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at July 31, 2011 was $299,337,206. At July 31, 2011, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$45,504,748	($17,277,533)	$28,227,215

8.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of July 31, 2011, Charles Schwab & Co., Inc., for the benefit of its clients, and NFS, LLC, for the benefit of its clients, held, in aggregate, 40.25% and 42.56%, respectively, of the shares of the Fund, and therefore each may be deemed to control the Fund.

9.) DISTRIBUTIONS TO SHAREHOLDERS:
There were no distributions paid during the six month period ended July 31, 2011 and the fiscal year ended January 31, 2011.

2011 Semi-Annual Report 13

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2011 Semi-Annual Report 14

Board of Trustees
Edward A. LaVarnway
Hany A. Shawky
John B. Walthausen
Clara K. Wentland

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
The Huntington National Bank

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the Walthausen
Small Cap Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SMALL CAP VALUE FUND
9 Executive Park Drive, Suite B
Clifton Park, NY 12065

WALTHAUSEN SELECT VALUE FUND
INVESTOR CLASS      TICKER WSVIX
RETAIL CLASS       TICKER WSVRX
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
July 31, 2011

WALTHAUSEN SELECT VALUE FUND

                          WALTHAUSEN SELECT VALUE FUND
                                         by Sectors (Unaudited)
                                (as a percentage of Net Assets)

            * Net Cash represents cash equivalents and other assets less liabilities.

PERFORMANCE INFORMATION (Unaudited)

7/31/11 Investor Class NAV $10.01
7/31/11 Retail Class NAV $9.99

TOTAL RETURNS (%) AS OF JULY 31, 2011
Since
Inception(A)
Walthausen Select Value Fund - Investor Class	0.10%
Walthausen Select Value Fund - Retail Class	(0.10)%
Russell 2500® Value Index(B)	2.20%

(A)Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Select Value Fund was December 27, 2010.

(B)The Russell 2500® Value Index (whose composition is different from that of the Fund) measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set and that the represented companies continue to reflect value characteristics.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428.

2011 Semi-Annual Report 1

Disclosure of Expenses (Unaudited)

     Shareholders of this Fund incur two types of costs: (1) transaction costs, including sale charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee for both classes. The example is based on an investment of $1,000 invested in the Fund on February 1, 2011 and held through July 31, 2011.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period." The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

Investor Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2011
	February 1, 2011	July 31, 2011	to July 31, 2011

Actual	$1,000.00	$997.01	$7.18

Hypothetical**	$1,000.00	$1,017.60	$7.25
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the aver- age account value over the period, multiplied by 181/365 (to reflect the partial period).

Retail Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2011
	February 1, 2011	July 31, 2011	to July 31, 2011

Actual	$1,000.00	$995.02	$8.41

Hypothetical**	$1,000.00	$1,016.36	$8.50
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.70%, multiplied by the aver- age account value over the period, multiplied by 181/365 (to reflect the partial period).

2011 Semi-Annual Report 2

Walthausen Select Value Fund
		Schedule of Investments
		July 31, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Accident & Health Insurance
700	Assurant, Inc.	$ 24,934	2.03%
Apparel & Other Finished Products of Fabrics & Similar Material
1,090	Carter's, Inc. *	36,515	2.97%
Chemicals & Allied Products
855	Solutia Inc. *	18,331	1.49%
Converted Paper & Paperboard Products (No Containers/Boxes)
960	Avery Dennison Corp.	30,288	2.46%
Crude Petroleum & Natural Gas
405	Brigham Exploration Co. *	12,879
1,150	GeoResources, Inc. *	29,348
370	Whiting Petroleum Corp. *	21,682
		63,909	5.20%
Electronic Components & Accessories
2,900	Vishay Intertechnology Inc. *	39,933	3.25%
Fire, Marine & Casualty Insurance
505	Endurance Specialty Holdings Ltd.	20,574
520	ProAssurance Corp. *	36,218
530	RLI Corp.	33,469
		90,261	7.35%
Food & Kindred Products
1,635	Flowers Foods Inc.	35,839	2.92%
Meat Packing Plants
13	Seaboard Corp.	33,995
1,390	Smithfield Foods Inc. *	30,608
		64,603	5.26%
Metalworking Machinery & Equipment
810	Lincoln Electrics Holdings, Inc.	27,718	2.26%
Mortgage Bankers & Loan Correspondents
3,310	Ocwen Financial Corp. *	42,666	3.47%
Motor Vehicles Parts & Accessories
670	Lear Corp.	32,830	2.67%
Papers & Allied Products
3,970	Boise Inc.	27,512	2.24%
Plastic Materials, Synth Resin
1,590	Hexcel Corp. *	38,065	3.10%
Plastics Products, NEC
570	AptarGroup, Inc.	29,099	2.37%
Retail - Auto & Home Supply Stores
2,820	Pep Boys - Manny, Moe & Jack	30,315	2.47%
Retail - Retail Stores, NEC
1,700	Sally Beauty Holdings Inc. *	29,240	2.38%
Retail - Variety Stores
825	Big Lots, Inc. *	28,735	2.34%
Savings Institution, Federally Chartered
2,770	Umpqua Holding Corp.	31,467	2.56%
Semiconductors & Related Devices
1,160	GT Solar International, Inc. *	15,822
1,010	International Rectifier Corp. *	25,947
		41,769	3.40%
Services - Advertising Agencies
3,170	Interpublic Group of Companies *	31,098	2.53%
Services - Business Services, NEC
1,540	Lender Processing Services, Inc.	28,998	2.36%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 3

Walthausen Select Value Fund
		Schedule of Investments
		July 31, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Services - Equipment Rental & Leasing, NEC
1,000	Rent-A-Center Inc.	$ 27,050	2.20%
Services - Hospitals
1,220	HealthSouth Corp. *	29,768
575	Magellan Health Services, Inc. *	29,958
		59,726	4.86%
Short-Term Business Credit Institutions
880	Church & Dwight Co.	35,499	2.89%
Special Industry Machinery, NEC
560	Veeco Instruments Inc. *	22,282	1.81%
State Commercial Banks
655	Bank of the Ozarks, Inc.	34,027
960	First Financial Bankshares, Inc.	30,941
575	IberiaBank Corp.	29,308
		94,276	7.67%
Surgical & Medical Instruments & Apparatus
875	Hill-Rom Holdings, Inc.	32,629
520	Teleflex Incorporated	31,319
		63,948	5.20%
Title Insurance
2,080	Fidelity National Financial, Inc.	33,904	2.76%
Water Transportation
525	Alexander & Baldwin, Inc.	25,310	2.06%
Total for Common Stock (Cost $1,150,998)		$ 1,186,120	96.53%
CASH EQUIVALENTS
60,978	Fidelity Institutional Treasury Money Market Fund - Class I 0.01% **	60,978	4.96%
	(Cost $60,978)
Total Investment Securities		1,247,098	101.49%
	(Cost $1,211,976)
Liabilities In Excess of Other Assets		(18,352)	-1.49%
Net Assets		$ 1,228,746	100.00%

* Non-Income Producing Securities. ** Variable rate security; the yield rate shown represents the rate at July 31, 2011. The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 4

Walthausen Select Value Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2011
Assets:
Investment Securities at Fair Value	$ 1,247,098
(Cost - $1,211,976)
Dividend & Interest Receivable	126
Total Assets	1,247,224
Liabilities:
Payable to Advisor for Service Fees (Note 4)	483
Payable to Advisor for Management Fees (Note 4)	1,072
Payable for Distribution Fees (Note 5)	442
Payable for Securities Purchased	16,481
Total Liabilities	18,478
Net Assets	$ 1,228,746
Net Assets Consist of:
Paid In Capital	1,209,709
Accumulated Net Investment Income/(Loss)	(1,518)
Accumulated Realized Loss on Investments - Net	(14,567)
Unrealized Appreciation in Value of Investments
Based on Identified Cost - Net	35,122
Net Assets	$ 1,228,746

Investor Class
Net Assets	$ 1,192,764
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	119,157
Net Asset Value and Offering Price Per Share	$ 10.01
Redemption Price Per Share (10.01x0.98) (Note 2)	$ 9.81

Retail Class
Net Assets	$ 35,982
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	3,601
Net Asset Value and Offering Price Per Share	$ 9.99
Redemption Price Per Share (9.99x0.98) (Note 2)	$ 9.79

Statement of Operations (Unaudited)
For the six month period ended July 31, 2011
Investment Income:
Dividends	$ 9,475
Interest	15
Total Investment Income	9,490
Expenses:
Management Fees (Note 4)	7,353
Service Fees (Note 4)	3,309
Distribution 12b-1 Fees - Retail Class (Note 5)	346
Total Expenses	11,008

Net Investment Loss	(1,518)

Realized and Unrealized Gain/(Loss) on Investments:
Realized Loss on Investments	(14,020)
Change In Unrealized Appreciation on Investments	21,802
Net Realized and Unrealized Gain on Investments	7,782

Net Increase in Net Assets from Operations	$ 6,264

The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 5

Walthausen Select Value Fund

Statement of Changes in Net Assets	(Unaudited)
	2/1/2011	12/27/2010*
	to	to
	7/31/2011	1/31/2011
From Operations:
Net Investment Loss	$ (1,518)	$ (902)
Net Realized Loss on Investments	(14,020)	(547)
Change in Net Unrealized Appreciation on Investments	21,802	13,320
Increase in Net Assets from Operations	6,264	11,871
From Distributions to Shareholders:
Net Investment Income
Investor Class	-	-
Retail Class	-	-
Net Realized Gain from Security Transactions
Investor Class	-	-
Retail Class	-	-
Change in Net Assets from Distributions	-	-
From Capital Share Transactions:
Proceeds From Sale of Shares
Investor Class	424,991	957,577
Retail Class	3,251	539,184
Proceeds From Redemption Fees (Note 2)
Investor Class	-	-
Retail Class	-	-
Shares Issued on Reinvestment of Dividends
Investor Class	-	-
Retail Class	-	-
Cost of Shares Redeemed
Investor Class	(179,694)	-
Retail Class	(534,698)	-
Net Increase/(Decrease) from Shareholder Activity	(286,150)	1,496,761
Net Increase/(Decrease) in Net Assets	(279,886)	1,508,632
Net Assets at Beginning of Period	1,508,632	-
Net Assets at End of Period (Including Accumulated Undistributed	$ 1,228,746	$ 1,508,632
Net Investment Income (Loss) of ($1,518) and $0, respectively)
Share Transactions:
Issued
Investor Class	40,974	95,881
Retail Class	319	54,379
Reinvested
Investor Class	-	-
Retail Class	-	-
Redeemed
Investor Class	(17,698)	-
Retail Class	(51,097)	-
Net Increase/(Decrease) in Shares	(27,502)	150,260

* Commencement of Operations. The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 6

Walthausen Select Value Fund

Financial Highlights - Investor Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2011		12/27/2010*
	to		to
	7/31/2011		1/31/2011
Net Asset Value -
Beginning of Period	$ 10.04		$ 10.00
Net Investment Income/(Loss) (a)	(0.01)		(0.01)
Net Gain/(Loss) on Securities (Realized and Unrealized) (b)	(0.02)		0.05
Total from Investment Operations	(0.03)		0.04
Distributions (From Net Investment Income)	-		-
Distributions (From Capital Gains)	-		-
Total Distributions	-		-
Proceeds from Redemption Fee (Note 2)	-		-
Net Asset Value -
End of Period	$ 10.01		$ 10.04
Total Return (c)	(0.30)%	***	0.40%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 1,193		$ 963
Ratio of Expenses to Average Net Assets	1.45%	**	1.45%	**
Ratio of Net Investment Income/(Loss) to Average Net Assets	-0.12%	**	-0.70%	**
Portfolio Turnover Rate	48.82%	***	3.02%	***

Walthausen Select Value Fund

Financial Highlights - Retail Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2011		12/27/2010*
	to		to
	7/31/2011		1/31/2011
Net Asset Value -
Beginning of Period	$ 10.04		$ 10.00
Net Investment Income/(Loss) (a)	(0.03)		(0.01)
Net Gain/(Loss) on Securities (Realized and Unrealized) (b)	(0.02)		0.05
Total from Investment Operations	(0.05)		0.04
Distributions (From Net Investment Income)	-		-
Distributions (From Capital Gains)	-		-
Total Distributions	-		-
Proceeds from Redemption Fee (Note 2)	-		-
Net Asset Value -
End of Period	$ 9.99		$ 10.04
Total Return (c)	(0.50)%	***	0.40%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 36		$ 546
Ratio of Expenses to Average Net Assets	1.70%	**	1.70%	**
Ratio of Net Investment Income/(Loss) to Average Net Assets	-0.57%	**	-1.29%	**
Portfolio Turnover Rate	48.82%	***	3.02%	***

* Commencement of Operations. ** Annualized. *** Not Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 7

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SELECT VALUE FUND
July 31, 2011
(Unaudited)

1.) ORGANIZATION:
Walthausen Select Value Fund (the "Fund") was organized as a diversified series of the Walthausen Funds (the "Trust") on December 1, 2010. The Trust is an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on December 27, 2010. As of July 31, 2011, there were two series authorized by the Trust. The Fund currently offers Investor Class shares and Retail Class shares. The classes differ principally in their respective distribution expenses and arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Retail Class shares of the Fund are subject to 12b-1 distribution fees. The Fund's investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year 2010, or expected to be taken in the Fund’s 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six month period ended July 31, 2011, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the six month period ended July 31, 2011, proceeds from redemption fees amounted to $0 and $0 for Investor Class Shares and Retail Class shares, respectively.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, result of operations, or net asset value per share of the Fund.

2011 Semi-Annual Report 8

Notes to the Financial Statements (Unaudited) - continued

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

Class specific expenses are bourne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS:
As described in Note 2, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not

2011 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,186,120	$0	$0	$1,186,120
Money Market Funds	60,978	0	0	60,978
Total	$1,247,098	$0	$0	$1,247,098

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the six month period ended July 31, 2011. There were no transfers into or out of level 1 and level 2 during the six month period ended July 31, 2011. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS:
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor received an investment management fee equal to 1.00% of the average daily net assets of the Fund. For the six month period ended July 31, 2011, the Advisor earned management fees totaling $7,353, of which $1,072 was due to the Advisor at July 31, 2011.

Under the terms of the Services Agreement between the Trust and the Advisor (the "Services Agreement"), the Advisor renders administrative and supervisory services to the Fund, provides the services of a chief compliance officer and assumes and pays all ordinary expenses of the Fund, excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), acquired fund fees and

2011 Semi-Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

expenses, extraordinary or non-recurring expenses. For its services, the Advisor receives a service fee equal to 0.45% of the average daily net assets of the Fund. For the six month period ended July 31, 2011, the Advisor earned service fees of $3,309, of which $483 was due to the Advisor at July 31, 2011.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid Trustees’ fees of $500 plus travel and related expenses for the six month period ended July 31, 2011. Under the Management Agreement, the Advisor pays these fees.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Advisor for services rendered and expenses borne in connection brokerage platform fees. This Distribution Plan provides that the Fund will pay the annual rate of 0.25% of the average daily net assets of the Fund's Retail Class shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares. The Fund incurred distribution and service (12b-1) fees of $346 for Retail Class shares, during the six month period ended July 31, 2011. As of July 31, 2011, the Fund had an accrual balance of $442 which could be utilized by the Retail Class to pay for distribution and service expenses permitted by the Distribution Plan.

6.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest. Paid in capital at July 31, 2011 was $1,209,709 representing 119,157 Investor Class shares outstanding and 3,601 Retail Class shares outstanding.

7.) PURCHASES AND SALES OF SECURITIES:
For the six month period ended July 31, 2011, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $706,120 and $976,163, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at July 31, 2011 was $1,211,976. At July 31, 2011, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$90,441	($55,319)	$35,122

9.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of July 31, 2011, John Walthausen, held, of record and beneficially, 33.57% of the Investor Class shares of the Fund, and therefore may be deemed to control the the Investor Class. Also, as of July 31, 2011, NFS, LLC, for the benefit of its clients, held, in aggregate, 93.06% of the Retail Class shares of the Fund, and therefore may be deemed to control the Retail Class.

10.) DISTRIBUTIONS TO SHAREHOLDERS:
There were no distributions paid during the six month period ended July 31, 2011 and the period December 27, 2010 through January 31, 2011.

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2011 Semi-Annual Report 13

Board of Trustees
Edward A. LaVarnway
Hany A. Shawky
John B. Walthausen
Clara K. Wentland

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
The Huntington National Bank

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the Walthausen
Select Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SELECT VALUE FUND
9 Executive Park Drive, Suite B
Clifton Park, NY 12065

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/ John B. Walthausen John B. Walthausen President Date: October 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John B. Walthausen John B. Walthausen President Date: October 4, 2011

By: /s/ Stanley M. Westhoff Jr. Stanley M. Westhoff Jr. Chief Financial Officer Date: October 4, 2011